STOCKHOLDERS' (DEFICIT) EQUITY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Net loss attributable to common stockholders	$ (1,716,278)	$ (3,431,568)	$ (9,460,888)	$ (10,269,557)
Weighted average basic and diluted shares outstanding	24,103,196	23,313,629	24,102,976	23,244,345
Basic and diluted loss per share:	$ (0.07)	$ (0.15)	$ (0.39)	$ (0.44)